PGIM Jennison Focused Value Fund N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	The Prudential Investment Portfolios, Inc.
Entity Central Index Key	0000949512
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Nov. 28, 2025